Commitments and Contingencies - Additional Information (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Loss Contingencies [Line Items]
Restricted cash	$ 2,557,464			$ 2,522,898
X-Charge Technology
Loss Contingencies [Line Items]
Provision	2,700,000	¥ 18.5
Restricted cash	$ 2,600,000		¥ 17.4